Condensed Consolidated Schedule of Investments (Parenthetical) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Premiums paid	$ 753,417	$ 33,376
Premiums received	978,634	14,375
Fixed Income Securities [Member]
Schedule of Investments [Line Items]
Investment cost	11,005,602	21,993,704
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials South Korea [Member]
Schedule of Investments [Line Items]
Investment cost	999,316
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Investment cost	999,542
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials Chile [Member]
Schedule of Investments [Line Items]
Investment cost	999,222
Fixed Income Securities [Member] | Commercial Paper [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Investment cost	999,611	1,896,629
Fixed Income Securities [Member] | Commercial Paper [Member] | Energy United States [Member]
Schedule of Investments [Line Items]
Investment cost	1,242,569
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials Australia [Member]
Schedule of Investments [Line Items]
Investment cost	1,504,227
Fixed Income Securities [Member] | Corporate Bonds [Member] | Financials United States [Member]
Schedule of Investments [Line Items]
Investment cost	6,822,060
Fixed Income Securities [Member] | Corporate Bonds [Member] | Energy Great Britain [Member]
Schedule of Investments [Line Items]
Investment cost	1,527,135
Fixed Income Securities [Member] | Government Agencies [Member]
Schedule of Investments [Line Items]
Investment cost	5,500,084	10,499,879
Fixed Income Securities [Member] | Short-Term Investment Funds [Member]
Schedule of Investments [Line Items]
Investment cost	3,600	5,432
Long Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	437,577
Long Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Premiums paid	33,376
Long Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	237,430
Long Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Premiums paid	78,410
Short Positions, Futures Positions [Member] | Put Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	106
Short Positions, Futures Positions [Member] | Put Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Premiums paid	87,040
Short Positions, Futures Positions [Member] | Put Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Premiums paid	39,900	14,375
Short Positions, Futures Positions [Member] | Put Options [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Premiums paid	29,469
Short Positions, Futures Positions [Member] | Put Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Premiums paid	6,300
Short Positions, Futures Positions [Member] | Put Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Premiums paid	73,421
Short Positions, Futures Positions [Member] | Call Options [Member] | Agriculture [Member]
Schedule of Investments [Line Items]
Premiums paid	460,664
Short Positions, Futures Positions [Member] | Call Options [Member] | Energy [Member]
Schedule of Investments [Line Items]
Premiums paid	68,200
Short Positions, Futures Positions [Member] | Call Options [Member] | Indices [Member]
Schedule of Investments [Line Items]
Premiums paid	16,800
Short Positions, Futures Positions [Member] | Call Options [Member] | Metals [Member]
Schedule of Investments [Line Items]
Premiums paid	6,790
Short Positions, Futures Positions [Member] | Call Options [Member] | Currency [Member]
Schedule of Investments [Line Items]
Premiums paid	$ 83,423